Basic and diluted (loss) earnings per share (Details) - Schedule of number of shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares Class A [Member]
Basic and diluted (loss) earnings per share (Details) - Schedule of number of shares [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class	5,203,562	2,850,000	2,850,000
Ordinary shares Class B [Member]
Basic and diluted (loss) earnings per share (Details) - Schedule of number of shares [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class	709,301	100,000	100,000